Convertible Notes (Details) - USD ($) $ / shares in Units, $ in Thousands								1 Months Ended			2 Months Ended		3 Months Ended		7 Months Ended	12 Months Ended
	May 09, 2024	Apr. 25, 2024	Apr. 05, 2024	Mar. 26, 2024	Mar. 21, 2024	Sep. 29, 2023	Dec. 31, 2019	Apr. 30, 2024	Apr. 19, 2024	Mar. 31, 2024	Mar. 31, 2024	Dec. 31, 2019	Mar. 31, 2024	Mar. 31, 2023	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2019	Apr. 08, 2024	Feb. 07, 2024
Convertible Notes [Line Items]
Aggregate proceeds						$ 10,000				$ 600	$ 400	$ 17,300			$ 400	$ 6,215		$ 300
Interest rate										12.00%	12.00%		12.00%	12.00%		12.00%
Converted shares (in Shares)													5,579,266			5,579,266
Stock converted, reverse recapitalization (in Shares)													2,278,598			2,278,598
Interest expense													$ 1,069	$ 34		$ 745	2,306
Financing event with third parties exceeding										$ 10,000	$ 10,000		$ 10,000
Warrants issued (in Shares)										7,334	7,334		7,334
Fair value of warrants										$ 1,400	$ 1,400		$ 1,400			419
Loss of convertible bridge loans													(729)
Interest expense													200
Promissory notes													(478)			(1,043)	$ (177)
2019 Convertible Notes [Member]
Convertible Notes [Line Items]
Aggregate proceeds																		$ 10,800
2023 Convertible Notes [Member]
Convertible Notes [Line Items]
Aggregate proceeds							$ 6,100
2023 Related Party Convertible Notes [Member]
Convertible Notes [Line Items]
Aggregate proceeds							$ 100
Senior Convertible Notes [Member]
Convertible Notes [Line Items]
Interest rate						5.00%
Paid in kind interest rate						8
Conversion price (in Dollars per share)						$ 10
Interest expense													200
Initial fair value										$ 10,147	10,147		10,147			$ 9,930
Convertible Notes [Member]
Convertible Notes [Line Items]
Interest rate							1.70%					1.70%				4.60%		1.70%
Convertible Bridge Loans [Member]
Convertible Notes [Line Items]
Aggregate proceeds											$ 300		700
Interest expense													$ 400
Premium, percentage										20.00%	20.00%		20.00%
Financing event with third parties exceeding										$ 5,000	$ 5,000		$ 5,000
Discount of stock price										15	15		15
Conversion, common stock price ceiling (in Dollars per share)										$ 2	$ 2		$ 2
Loss of convertible bridge loans													$ 700
Initial fair value										$ 1,400	$ 1,400		1,400
Interest expense													$ 200
Convertible 12% Promissory Notes [Member]
Convertible Notes [Line Items]
Interest rate										12.00%	12.00%		12.00%
Conversion price (in Dollars per share)										$ 2	$ 2		$ 2
Repayments of convertible debt					$ 400
Issued discount										$ 100	$ 100		$ 100
Stock issued during period (in Shares)										500,000
Promissory notes													$ 500
Convertible 12% Promissory Notes [Member]
Convertible Notes [Line Items]
Interest rate										12.00%	12.00%		12.00%
Convertible 12% Promissory Notes [Member]
Convertible Notes [Line Items]
Interest rate										12.00%	12.00%		12.00%
Convertible 12% Promissory Notes [Member]
Convertible Notes [Line Items]
Interest rate										12.00%	12.00%		12.00%
Convertible 12% Promissory Notes [Member]
Convertible Notes [Line Items]
Interest rate										12.00%	12.00%		12.00%
Convertible 12% Promissory Notes [Member]
Convertible Notes [Line Items]
Interest rate										12.00%	12.00%		12.00%
Convertible 12% Promissory Notes [Member]
Convertible Notes [Line Items]
Interest rate										12.00%	12.00%		12.00%
Convertible 12% Promissory Notes [Member]
Convertible Notes [Line Items]
Interest rate										12.00%	12.00%		12.00%
Convertible 12% Promissory Notes [Member]
Convertible Notes [Line Items]
Interest rate										12.00%	12.00%		12.00%
Convertible 12% Promissory Notes [Member]
Convertible Notes [Line Items]
Interest rate										12.00%	12.00%		12.00%
Convertible 12% Promissory Notes [Member]
Convertible Notes [Line Items]
Interest rate										12.00%	12.00%		12.00%
Convertible Debt [Member] | 2019 Convertible Notes [Member]
Convertible Notes [Line Items]
Interest rate							1.70%					1.70%						1.70%
Convertible Debt [Member] | 2023 Related Party Convertible Notes [Member]
Convertible Notes [Line Items]
Interest rate							4.60%					4.60%						4.60%
Convertible Debt [Member] | Senior Convertible Notes [Member]
Convertible Notes [Line Items]
Aggregate proceeds																$ 10,000
Interest rate																5.00%
Borrowing term																4 years
Paid in kind interest rate																8
Conversion price (in Dollars per share)																$ 10
Exercise term																2 years 6 months
Minimum holding period post exercise																6 years
Interest expense																$ 200
Convertible Debt [Member] | Convertible Bridge Loans [Member]
Convertible Notes [Line Items]
Aggregate proceeds													$ 700
Convertible Debt [Member] | Convertible 12% Promissory Notes [Member]
Convertible Notes [Line Items]
Interest rate										12.00%	12.00%		12.00%
Subsequent Event [Member]
Convertible Notes [Line Items]
Financing event with third parties exceeding																				$ 5,000
Repayments of convertible debt		$ 100						$ 500
Outstanding balance				$ 100
Subsequent Event [Member] | Convertible Bridge Loans [Member]
Convertible Notes [Line Items]
Borrowing term									90 days
Financing event with third parties exceeding									$ 5,000
Repayments of convertible debt								$ 300
Subsequent Event [Member] | Convertible 12% Promissory Notes [Member]
Convertible Notes [Line Items]
Interest rate																			12.00%
Repayments of convertible debt	$ 800
Subsequent Event [Member] | Convertible Debt [Member]
Convertible Notes [Line Items]
Interest rate			2.85%
Conversion price (in Dollars per share)			$ 2
Initial fair value			$ 5,000
Stock issued during period (in Shares)			833,333
Subsequent Event [Member] | Convertible Debt [Member] | Convertible Bridge Loans [Member]
Convertible Notes [Line Items]
Outstanding balance		$ 100
2023 Related Party Convertible Notes [Member]
Convertible Notes [Line Items]
Borrowing term																3 years
Legacy NKGen Common Stock [Member]
Convertible Notes [Line Items]
Converted shares (in Shares)																5,579,266